FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Fair Value of Derivative Instruments) (Details) - Interest Rate Cap [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative Asset	$ 902
Derivative Liability
Prepaid Expenses and Other Current Assets [Member]
Derivative Asset, Current	16
Other Assets [Member]
Derivative Asset, Noncurrent	886
Accounts Payable and Accrued Liabilities [Member]
Derivative Liability, Current
Other Liabilities [Member]
Derivative Liability, Noncurrent